Commitments, contingent liabilities and other	12 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Commitments, contingent liabilities and other
27.	Commitments, contingent liabilities and other

(1)	Loan commitments

Subsidiaries in the Financial Services segment have entered into loan agreements with their customers in accordance with the condition of the contracts. As of March 31, 2014, the total unused portion of the lines of credit extended under these contracts was 24,171 million yen. The aggregate amounts of future year-by-year payments for these loan commitments cannot be determined.

(2)	Purchase commitments and other

Purchase commitments and other outstanding as of March 31, 2014 amounted to 311,884 million yen. The major components of these commitments are as follows:

Certain subsidiaries in the Pictures segment have entered into agreements with creative talent for the development and production of motion pictures and television programming as well as agreements with third parties to acquire completed motion pictures, or certain rights therein, and to acquire the rights to broadcast certain live action sporting events. These agreements cover various periods mainly within five years. As of March 31, 2014, these subsidiaries were committed to make payments under such contracts of 125,268 million yen.

Certain subsidiaries in the Music segment have entered into long-term contracts with recording artists, songwriters and companies for the future production, distribution and/or licensing of music product. These contracts cover various periods mainly within five years. As of March 31, 2014, these subsidiaries were committed to make payments of 60,121 million yen under such long-term contracts.

Sony has entered into long-term sponsorship contracts related to advertising and promotional rights. These contracts cover various periods mainly within ten years. As of March 31, 2014, Sony has committed to make payments of 52,389 million yen under such long-term contracts.

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2015	121,470
2016	67,998
2017	50,680
2018	26,986
2019	15,285
Later fiscal years	29,465

Total	311,884

In addition to the above, Sony has other commitments as follows:

During the fiscal year ended March 31, 2012, there was a receipt of an advance payment from a commercial customer. The advance payment amounts are recouped through product sales to the commercial customer during the period specified in the contract. As of March 31, 2014, Sony recorded 28,432 million yen in other current liabilities and 7,108 million yen in other long-term liabilities based on the anticipated recoupment period. The advance payment is subject to reimbursement under certain contingent conditions including a downgrade of Sony’s credit rating by either Standard & Poor’s Ratings Services (lower than “BBB-”) or Moody’s Investors Service (“Moody’s”) (lower than “Ba1”). The condition related to the credit rating by Moody’s was eased through an amendment in March 2014 to allow for a downgrade from Baa3 to Ba1.

(3)	Litigation

In May 2011, Sony Corporation’s U.S. subsidiary, Sony Electronics Inc., received a subpoena from the U.S. Department of Justice (“DOJ”) Antitrust Division seeking information about its secondary batteries business. Sony understands that the DOJ, the European Commission and certain other governmental agencies outside the United States also opened investigations of competition in the secondary batteries market. The DOJ has notified Sony that it has closed its investigation, but the European Commission and one other agency continue to investigate. A number of direct and indirect purchaser class action lawsuits have been filed in certain jurisdictions, including the United States, in which the plaintiffs allege that Sony Corporation and certain of its subsidiaries violated antitrust laws and seek recovery of damages and other remedies. Based on the stage of these proceedings, it is not possible to estimate the amount of loss or range of possible loss, if any, that might result from adverse judgments, settlements or other resolution of all of these matters.

Beginning in early 2011, the network services of PlayStation®Network, Qriocity™, Sony Online Entertainment LLC and websites of other subsidiaries came under cyber-attack. As of May 29, 2014, Sony has not received any confirmed reports of customer identity theft issues or misuse of credit cards from such cyber-attacks. However, in connection with certain of these matters, Sony has received inquiries from authorities in a number of jurisdictions, including formal and/or informal requests for information from Attorneys General from a number of states in the United States. Additionally, Sony Corporation and/or certain of its subsidiaries have been named in a number of purported class actions in certain jurisdictions, including the United States. Based on the stage of these inquiries and proceedings, it is not possible to estimate the amount of loss or range of possible loss, if any, that might result from adverse judgments, settlements or other resolution of all of these matters.

In October 2009, Sony Corporation’s U.S. subsidiary, Sony Optiarc America Inc., received a subpoena from the DOJ seeking information about its optical disk drive business. Sony understands that the European Commission and certain other governmental agencies outside the United States also opened investigations of competition in the optical disk drives market. The DOJ has notified Sony that it has closed its investigation, and Sony understands that the investigations by several other agencies have now ended, but the European Commission and one other agency continue to investigate. A number of direct and indirect purchaser lawsuits, including class actions, have been filed in certain jurisdictions, including the United States, in which the plaintiffs allege that Sony Corporation and certain of its subsidiaries violated antitrust laws and seek recovery of damages and other remedies. Based on the stage of these proceedings, it is not possible to estimate the amount of loss or range of possible loss, if any, that might result from adverse judgments, settlements or other resolution of all of these matters.

In November 2013, trial was set for September 2014 on a complaint by a former customer of Sony Corporation’s U.S. subsidiary, Sony Electronics Inc., seeking recovery in connection with the former customer’s bankruptcy filing. Based on the stage of this proceeding and information currently available, Sony believes that any reasonably possible loss would not have a material impact on Sony’s results of operations and financial position.

In addition, Sony Corporation and certain of its subsidiaries are defendants or otherwise involved in other pending legal and regulatory proceedings. However, based upon the information currently available, Sony believes that the outcome from such legal and regulatory proceedings would not have a material impact on Sony’s results of operations and financial position.

(4)	Guarantees

Sony has issued guarantees that contingently require payments to guaranteed parties if certain specified events or conditions occur. The maximum potential amount of future payments under these guarantees as of March 31, 2014 amounted to 41,282 million yen. The major components of these guarantees are as follows:

As discussed in Note 23, Sony has agreed to repay the outstanding principal plus accrued interest up to a maximum of 290 million U.S. dollars to the creditor of the third-party investor of Sony’s U.S. based music publishing subsidiary should the third-party investor default on its obligation. The obligation of the third-party investor is collateralized by its 50% interest in Sony’s music publishing subsidiary. Should Sony have to make a payment under the terms of the guarantee, Sony would assume the creditor’s rights to the underlying collateral. As of March 31, 2014, the fair value of the collateral exceeded 290 million U.S. dollars.

In addition to the above, Sony issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period or term. The changes in product warranty liability for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Balance at beginning of the fiscal year	54,940	67,860	66,776
Additional liabilities for warranties	60,073	55,880	83,959
Settlements (in cash or in kind)	(39,954)	(55,327)	(72,230)
Changes in estimate for pre-existing warranty reserve	(4,397)	(8,198)	(6,070)
Translation adjustment	(2,802)	6,561	7,283

Balance at end of the fiscal year	67,860	66,776	79,718